Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss per share
13.	Loss per share
Basic and diluted loss per share were calculated as the ratio of net profit or loss attributable to the shareholders of the Company by the weighted average number of outstanding shares (basic and diluted) of the Company.
Basic and diluted net loss per share attributable to ordinary shares for the three years ended December 31, 2023 are calculated as follows (in thousands, except share and per share amounts):

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Net loss attributable to ordinary shares	(129,313)	(218,290)	(65,354)

Weighted-average shares outstanding-basic and diluted (thousand shares)	131,625	101,442	77,861

Net loss per share:
Basic and diluted (in Euro)	(0.98)	(2.15)	(0.84)

As the Group incurred net losses for the three years ended December 31, 2023, basic loss per share was the same as diluted loss per share.
In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period was lower than the exercise price of the warrants.
The following potentially dilutive outstanding securities were excluded from the computation
of diluted loss per ordinary share because their effects would have been antidilutive for the three years ended December 31, 2023 or issuance of such s har
es is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	At December 31,
(Thousand shares)	2023	2022	2021
Warrants	31,980	31,980	—
Treasury shares	65,405	25,023	8,651
Convertible preference shares	—	15,000	—

Total outstanding shares of potentially dilutive securities	97,385	72,003	8,651